REAL ESTATE INVESTMENTS - Finite-Lived Intangible Assets, Future Amortization (FY) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate [Line Items]
Weighted-Average Remaining Amortization Period (in years)	7 years 4 months 10 days	7 years 7 months 6 days
Tenant Origination and Absorption Costs
Real Estate [Line Items]
2019	$ 1,396,105	$ 2,792,209
2020	2,792,209	2,792,209
2021	2,375,949	2,375,950
2022	1,839,880	1,839,880
2023	1,214,116	1,214,116
Thereafter		3,530,201
Net amount	$ 13,148,461	$ 14,544,565	$ 7,148,456
Weighted-Average Remaining Amortization Period (in years)	6 years 11 months 14 days	7 years 2 months 25 days
Above-Market Lease Intangibles
Real Estate [Line Items]
2019	$ 48,524	$ 97,045
2020	97,045	97,045
2021	78,994	78,994
2022	63,719	63,720
2023	63,719	63,719
Thereafter		183,725
Net amount	$ 535,725	$ 584,248	$ 681,293
Weighted-Average Remaining Amortization Period (in years)	6 years 9 months	7 years 1 month 25 days
Below-Market Lease Intangibles
Real Estate [Line Items]
2019		$ 474,391
2020		474,391
2021		474,391
2022		306,829
2023		78,370
Thereafter		787,010
Net amount		$ 2,595,382
Weighted-Average Remaining Amortization Period (in years)	9 years 8 months 22 days	9 years 9 months 18 days